Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2045 Fund

December 31, 2019

AFF45-QTLY-0220
1.843408.113

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/13/20 to 2/27/20 (a)
(Cost $1,386,677)	1,390,000	1,386,827
	Shares	Value

Domestic Equity Funds - 52.7%
Fidelity Advisor Series Equity Growth Fund (b)	6,635,813	$94,029,468
Fidelity Advisor Series Growth Opportunities Fund (b)	4,783,834	61,950,649
Fidelity Advisor Series Small Cap Fund (b)	3,941,156	45,677,999
Fidelity Series All-Sector Equity Fund (b)	4,167,330	43,215,217
Fidelity Series Commodity Strategy Fund (b)	11,715,593	55,766,225
Fidelity Series Large Cap Stock Fund (b)	10,386,737	164,525,912
Fidelity Series Large Cap Value Index Fund (b)	1,348,269	17,783,665
Fidelity Series Opportunistic Insights Fund (b)	4,850,588	87,795,645
Fidelity Series Small Cap Opportunities Fund (b)	4,128,470	57,798,577
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,419,345	107,094,073
Fidelity Series Value Discovery Fund (b)	7,787,977	105,838,608
TOTAL DOMESTIC EQUITY FUNDS
(Cost $708,527,727)		841,476,038

International Equity Funds - 39.9%
Fidelity Series Canada Fund (b)	1,568,850	17,712,317
Fidelity Series Emerging Markets Fund (b)	2,077,436	20,275,773
Fidelity Series Emerging Markets Opportunities Fund (b)	8,854,549	182,669,353
Fidelity Series International Growth Fund (b)	8,880,184	155,580,826
Fidelity Series International Small Cap Fund (b)	1,978,444	34,246,866
Fidelity Series International Value Fund (b)	15,122,775	149,715,472
Fidelity Series Overseas Fund (b)	7,112,638	76,674,241
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $528,406,456)		636,874,848

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	1,027,902	9,867,862
Fidelity Series Floating Rate High Income Fund (b)	196,522	1,827,652
Fidelity Series High Income Fund (b)	1,191,377	11,425,307
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,176,649	31,925,324
Fidelity Series International Credit Fund (b)	72,085	726,616
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,573,171	40,289,637
Fidelity Series Real Estate Income Fund (b)	623,704	6,941,821
TOTAL BOND FUNDS
(Cost $102,473,612)		103,004,219

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	1,165,770	1,166,003
Fidelity Series Government Money Market Fund 1.65% (b)(d)	10,522,837	10,522,837
Fidelity Series Short-Term Credit Fund (b)	264,335	2,664,500
TOTAL SHORT-TERM FUNDS
(Cost $14,317,769)		14,353,340
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,355,112,241)		1,597,095,272
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,129,297)
NET ASSETS - 100%		$1,595,965,975

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	10	March 2020	$1,615,550	$30,056	$30,056
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	22	March 2020	2,240,150	(21,036)	(21,036)
TOTAL FUTURES CONTRACTS					$9,020

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $478,903.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	30,006
Total	$30,006

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$100,225,825	$18,319,710	$26,888,085	$11,548,384	$1,764,963	$607,055	$94,029,468
Fidelity Advisor Series Growth Opportunities Fund	73,434,142	18,569,099	25,371,193	14,173,867	5,984,349	(10,665,748)	61,950,649
Fidelity Advisor Series Small Cap Fund	44,897,186	5,680,432	9,431,673	1,336,287	(204,030)	4,736,084	45,677,999
Fidelity Series All-Sector Equity Fund	46,439,012	6,251,134	12,854,571	3,123,650	(1,107,807)	4,487,449	43,215,217
Fidelity Series Canada Fund	13,091,551	4,413,575	1,201,127	394,594	19,286	1,389,032	17,712,317
Fidelity Series Commodity Strategy Fund	34,584,614	24,743,194	3,632,979	809,460	(634,559)	705,955	55,766,225
Fidelity Series Emerging Markets Debt Fund	8,890,287	1,545,443	581,613	402,359	(2,512)	16,257	9,867,862
Fidelity Series Emerging Markets Fund	13,572,163	7,252,140	749,652	441,335	(8,558)	209,680	20,275,773
Fidelity Series Emerging Markets Opportunities Fund	126,572,242	45,578,468	6,771,706	4,355,265	(2,116)	17,292,465	182,669,353
Fidelity Series Floating Rate High Income Fund	1,724,279	237,835	140,208	79,243	(173)	5,919	1,827,652
Fidelity Series Government Money Market Fund 1.65%	9,971,816	21,961,531	21,410,510	199,464	--	--	10,522,837
Fidelity Series High Income Fund	14,702,301	1,329,176	4,841,850	550,156	(96,877)	332,557	11,425,307
Fidelity Series Inflation-Protected Bond Index Fund	4,043,045	28,565,063	661,551	371,333	(986)	(20,247)	31,925,324
Fidelity Series International Credit Fund	671,144	42,733	--	42,733	--	8,572	726,616
Fidelity Series International Growth Fund	129,656,079	15,370,003	9,492,314	5,487,316	37,846	20,009,212	155,580,826
Fidelity Series International Small Cap Fund	29,831,844	3,807,517	2,824,541	1,411,588	(53,030)	3,485,076	34,246,866
Fidelity Series International Value Fund	121,377,539	28,073,590	8,593,845	5,860,855	119,277	8,738,911	149,715,472
Fidelity Series Investment Grade Bond Fund	9,070,281	3,588,372	13,144,709	166,908	792,569	(306,513)	--
Fidelity Series Large Cap Stock Fund	166,383,722	23,281,077	38,285,507	11,583,616	(411,724)	13,558,344	164,525,912
Fidelity Series Large Cap Value Index Fund	18,194,605	2,355,320	3,912,156	1,055,899	197,267	948,629	17,783,665
Fidelity Series Long-Term Treasury Bond Index Fund	49,678,462	14,082,349	23,920,775	3,644,109	1,530,973	(1,081,372)	40,289,637
Fidelity Series Opportunistic Insights Fund	93,065,012	13,433,482	22,316,029	7,215,949	(318,151)	3,931,331	87,795,645
Fidelity Series Overseas Fund	--	71,698,210	--	268,474	--	4,976,031	76,674,241
Fidelity Series Real Estate Income Fund	6,350,088	904,749	442,833	406,964	214	129,603	6,941,821
Fidelity Series Short-Term Credit Fund	2,713,873	1,740,985	1,825,256	63,063	6,910	27,988	2,664,500
Fidelity Series Small Cap Opportunities Fund	57,500,174	8,887,484	10,847,136	3,894,438	(244,552)	2,502,607	57,798,577
Fidelity Series Stock Selector Large Cap Value Fund	108,781,667	12,781,131	22,837,141	5,113,343	(1,146,091)	9,514,507	107,094,073
Fidelity Series Value Discovery Fund	106,250,097	11,482,541	20,986,953	4,016,284	(343,212)	9,436,135	105,838,608
	$1,391,673,050	$395,976,343	$293,965,913	$88,016,936	$5,879,276	$94,975,519	$1,594,542,442

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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